Summary of Significant Accounting Policies - Additional Information (Details) - USD ($) $ in Millions	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2014	Aug. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Motor fuel and sales taxes	$ 927.8		$ 2,800.0		$ 18.3
Percentage of qualifying income			90.00%	90.00%	90.00%
Predecessor [Member]
Property, Plant and Equipment [Line Items]
Motor fuel and sales taxes		$ 10.3
Minimum [Member]
Property, Plant and Equipment [Line Items]
Lease term			5 years
Minimum [Member] | Supply agreements [Member]
Property, Plant and Equipment [Line Items]
Average amortization period			5 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Lease term			20 years
Maximum [Member] | Supply agreements [Member]
Property, Plant and Equipment [Line Items]
Average amortization period			20 years
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life			40 years
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life			3 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life			15 years
Underground Storage Tanks [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life			30 years
Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life			20 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Lease term			5 years